BBIF Government Securities Fund

BBIF Money Fund

BBIF Tax-Exempt Fund

BBIF Treasury Fund

BIF Government Securities Fund

BIF Money Fund

BIF Multi-State Municipal Series Trust
   BIF California Municipal Money Fund
   BIF Connecticut Municipal Money Fund
   BIF Massachusetts Municipal Money Fund
   BIF New Jersey Municipal Money Fund
   BIF New York Municipal Money Fund
   BIF Ohio Municipal Money Fund

BIF Tax-Exempt Fund

BIF Treasury Fund

BlackRock Financial Institutions Series Trust
   BlackRock Summit Cash Reserves Fund

BlackRock Funds
   BlackRock Money Market Portfolio
   BlackRock U.S. Treasury Money Market Portfolio
   BlackRock Municipal Money Market Portfolio
   BlackRock New Jersey Municipal Money Market
      Portfolio
   BlackRock North Carolina Municipal Money
      Market Portfolio
   BlackRock Ohio Municipal Money Market
      Portfolio
   BlackRock Pennsylvania Municipal Money Market
      Portfolio
   BlackRock Virginia Municipal Money Market
      Portfolio

Ready Assets Prime Money Fund

Ready Assets U.S.A. Government Money Fund

Ready Assets U.S. Treasury Money Fund

Retirement Series Trust
   Retirement Reserves Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 11, 2015 to the Prospectuses
of each Fund

Effective immediately, the following change is made to each Fund’s Prospectus(es):

In the section in the Prospectus captioned “Account Information — How to Buy, Sell and Transfer Shares,” “Account Information — How to Buy, Sell and Exchange Shares” or “Account Information — How to Buy, Sell, Exchange and Transfer Shares,” as applicable, the following paragraph is hereby added as the second paragraph of such section:

Fund shares have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. Fund shares are generally not marketed or sold to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States, except with the consent of the Distributor.

Shareholders should retain this Supplement for future reference.

PRO-MULTI-MM-0615SUP